AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Jun. 30, 2024	Mar. 31, 2024
Amounts Receivable and Other Assets
Sales tax refundable	$ 214,219	$ 158,223
Prepaid insurance and expense	55,694	57,901
Total	$ 269,913	$ 216,124